EXPLORATION AND EVALUATION PROPERTY (Disclosure of exploration and evaluation property) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Exploration And Evaluation [Line Items]
Opening Balance	$ 26,159,729
Impairment	(26,671,935)	$ 0
Ending Balance	0	26,159,729
Albany Property [Member]
Disclosure Of Exploration And Evaluation [Line Items]
Opening Balance	26,159,729	25,065,071
Expenditures	512,206	1,094,658
Impairment	(26,671,935)	0
Ending Balance	$ 0	$ 26,159,729